Equity Incentive Plans - Disclosure of Share Based Compensation Arrangements by Share Based Payment Award (Detail) - Common Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Founder and Advisors Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance Unvested restricted common stock outstanding, Number of shares	1,125,000	2,221,875
Beginning balance Unvested restricted common stock outstanding, Weighted Average Grant-Date Fair Value	$ 0.001	$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(950,000)	(987,496)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(109,379)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 0.001	$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		$ 0.001
Ending balance Unvested restricted common stock outstanding, Number of shares		1,125,000
Ending balance Unvested restricted common stock outstanding, Weighted Average Grant-Date Fair Value		$ 0.001
Restricted Stock [Member] | 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance Unvested restricted common stock outstanding, Number of shares	2,066,034	4,888,460
Beginning balance Unvested restricted common stock outstanding, Weighted Average Grant-Date Fair Value	$ 0.33	$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(1,370,089)	(1,744,301)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(115,077)	(1,078,125)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 0.33	$ 0.32
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 0.08	$ 0.42
Ending balance Unvested restricted common stock outstanding, Number of shares	580,868	2,066,034
Ending balance Unvested restricted common stock outstanding, Weighted Average Grant-Date Fair Value	$ 0.38	$ 0.33